Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Detail) (Designated As Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified
6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, The amount of gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)	¥ 3	¥ (1)
Cash flow hedges, Gains (Losses) reclassified from Accumulated OCI (Effective portion)
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, The amount of gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)	3	(1)
Classification of Gains (Losses) reclassified from Accumulated other changes in equity	Interest income	Interest income
Cash flow hedges, Gains (Losses) reclassified from Accumulated OCI (Effective portion)
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)